Restructuring expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 626	SFr 455
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	380	161
of which pensions
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	74	49
Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	246	294
of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	169	192
of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	77	102
Operating Segments | Swiss Universal Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	101	59
Operating Segments | International Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	115	70
Operating Segments | Asia Pacific
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	61	63
Operating Segments | Global Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	242	150
Operating Segments | Investment Banking & Capital Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	84	42
Operating Segments | Strategic Resolution Unit
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	21	57
Corporate Center
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	2	14
Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 528	SFr 396